REVENUE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Revenue	$ 4,256	$ 3,681	$ 8,474	$ 7,092
Utilities
Disclosure of operating segments [line items]
Revenue	1,899	1,350	3,770	2,562
Midstream
Disclosure of operating segments [line items]
Revenue	1,048	1,007	2,102	1,909
Transport
Disclosure of operating segments [line items]
Revenue	886	894	1,767	1,768
Data Infrastructure
Disclosure of operating segments [line items]
Revenue	$ 423	$ 430	$ 835	$ 853